Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and equivalents	$ 467	$ 953
Accounts receivable, net	1,396	1,186
Inventories, net	1,074	956
Prepaid expenses and other current assets	203	204
Total current assets	3,140	3,299
Property, plant and equipment, net	1,971	1,855
Goodwill and other indefinite-lived intangible assets	1,019	1,115
Definite-lived intangible assets, net	408	434
Investments in non-consolidated affiliates	240	228
Other noncurrent assets	149	98
Total assets	6,927	7,029
Current liabilities:
Short-term debt, including current portion of long-term debt	94	88
Accounts payable	751	767
Accrued liabilities	423	367
Current portion of pensions and other postemployment benefits liability	47	43
Other current liabilities	174	165
Total current liabilities	1,489	1,430
Long-term debt	2,733	2,741
Pensions and other postemployment benefits liability	1,362	1,229
Long-term portion of deferred income taxes	388	434
Other accrued liabilities	123	142
Shareholders' equity:
Preferred stock ($.01 par value; 90,000,000 authorized shares; none issued)
Common stock ($.01 par value; 450,100,000 authorized shares; 100,500,000 issued shares; 98,904,500 outstanding shares as of both December 31, 2012 and 2011)	1	1
Additional paid-in capital, including warrants	2,150	2,150
Accumulated deficit	(559)	(442)
Accumulated other comprehensive loss	(850)	(739)
Treasury stock, at cost	(17)	(17)
Total Federal-Mogul shareholders' equity	725	953
Noncontrolling interests	107	100
Total shareholders' equity	832	1,053
Liabilities and shareholders' equity	$ 6,927	$ 7,029